Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

13 - COMMITMENTS AND CONTINGENCIES

Purchase Commitments with Contract Manufacturers and Suppliers

As of December 31, 2025, the Company had no unconditional purchase obligations for the purchase of goods or services from suppliers and contract manufacturers. Unconditional purchase obligations are obligations that are enforceable and legally binding on the Company and specify all significant terms, including quantities to be purchased, fixed, minimum or variable price provisions and the approximate timing of the transaction. Unconditional purchase obligations exclude agreements that are cancellable without penalty.

Leases

The Company leases office space in the U.S., including office space from related parties as disclosed in Note 13. Under the terms of the various lease agreements, the Company may bear certain costs such as maintenance, insurance and taxes. Lease agreements may provide for increasing rental payments at fixed intervals. The Company’s CEO has guaranteed the obligations under the office space leased in New Jersey. The Company also leases offices in the United Kingdom, France, and Mexico under short-term arrangements of twelve months or less.

	Year ended December 31,
	2025	2024
Lease cost:
Operating lease costs
Other than related parties	$117,637	$269,915
Related parties	532,800	524,599
Total	650,437	794,514

Short-term lease cost
Other than related parties	43,712	39,145
Related parties	-	-
Total	43,712	39,145

Variable lease cost
Other than related parties	--	9,893
Related parties	-	-
Total	--	9,893

Total lease cost	$694,149	$843,552

	Year Ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities
Operating lease costs
Other than related parties	$121,851	$269,915
Related parties	-	-
Total	$121,851	$269,915

Weight-average remaining lease term-operating leases
Other than related parties	- years	0.4 years
Related Parties	- years	- years
Aggregate	- years	0.4 years

Weight-average discount rate-operating leases
Other than related parties	1.79%	1.79%
Related Parties	N/A %	N/A %
Aggregate	1.79%	1.79%

Operating lease liabilities are based on the net present value of the remaining lease payments over the remaining lease term. In determining the net present value of its lease payments, the Company used an estimated incremental borrowing rate that is applicable to the Company based on the information available at the later of the lease commencement date, lease modification date, or the date of adoption of ASC 842. As of December 31, 2025, there were no future contractual payments due on the leases.

Indemnifications

In the normal course of business, the Company has indemnification obligations to other parties, including customers, lessors, and parties to other transactions with us, with respect to certain matters. The Company has agreed to indemnify against losses arising from a breach of representations or covenants or out of intellectual property infringement or other claims made against certain parties. These agreements may limit the time or circumstances within which an indemnification claim can be made and the amount of the claim.

It is not possible to determine the maximum potential amount for claims made under the indemnification obligations due to uncertainties in the litigation process, coordination with and contributions by other parties and the defendants in these types of cases, and the unique facts and circumstances involved in each particular case and agreement. To date, the Company has made no indemnity payments. In addition, the Company has entered into indemnification agreements with its officers and directors, and its Amended and Restated Bylaws contain similar indemnification obligations to its agents.

Litigation

In the normal course of business, the Company may become involved in various lawsuits and legal proceedings. The Company accrues contingent liabilities when it is probable that future expenditures will be made, and such expenditures can be reasonably estimated. While the ultimate results of these matters cannot be predicted with certainty, management does not expect them to have a material adverse effect on the financial position or results of operations of the Company.

Other Commitments

In connection with the Business Combination, the Company agreed to pay certain legal expenses contingent upon the Closing of the Business Combination, certain of which expenses were mutually agreed to be deferred to periods after the Closing. As of December 31, 2025, the amount of the deferred fees totaled $2,257,457, recorded in deferred payables, current in the consolidated balance sheet.